Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended	13 Months Ended	24 Months Ended	36 Months Ended	37 Months Ended		43 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	126 Months Ended
	Sep. 28, 2022	Oct. 31, 2015	Oct. 31, 2022	Apr. 30, 2026	Oct. 31, 2016	Oct. 31, 2023	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2026	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025	Apr. 30, 2026
Global Equity - Advisor
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		$ 10,000			$ 10,312		$ 13,126	$ 13,051				$ 14,565	$ 17,546	$ 23,561	$ 15,668	$ 17,215	$ 22,192	$ 25,143	$ 25,863
Global Equity - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		100,000			103,427		131,959	131,493				147,085	177,426	238,778	159,153	175,198	226,390	257,069	264,789
Global Equity - Institutional Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		10,000,000			10,333,881		13,177,941	13,143,481				14,706,336	17,758,342	23,914,100	15,947,590	17,569,203	22,729,443	25,839,522	26,630,846
International Equity - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		100,000			104,912		130,583	121,627				135,234	143,692	187,023	133,872	148,889	181,793	217,413	245,313
International Equity - Institutional Class Z [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		10,000,000			10,498,521		13,068,596	12,181,435				13,557,187	14,413,893	18,773,091	13,449,425	14,972,377	18,297,205	21,903,644	24,734,362
International Equity - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		10,000			10,462		12,978	12,049				13,349	14,139	18,344	13,092	14,512	17,659	21,053	23,720
International Developed Markets Equity - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value	$ 100,000		$ 103,400			$ 113,369			$ 158,730	$ 138,499	$ 179,302
International Small Companies - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		100,000			104,149		132,247	122,795				135,247	149,234	198,716	136,725	142,889	165,143	177,790	187,006
International Small Companies - Institutional Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		5,000,000			5,207,443		6,612,343	6,139,758				6,762,333	7,461,716	9,935,781	6,836,225	7,153,622	8,278,984	8,924,176	9,387,608
International Small Companies - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		10,000			10,392		13,168	12,200				13,398	14,748	19,591	13,442	14,027	16,179	17,386	18,271
Institutional Emerging Markets - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		500,000			553,701		692,578	586,382				682,722	692,167	837,706	526,583	558,549	664,414	811,115	934,612
Institutional Emerging Markets - Institutional Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		5,000,000			5,552,796		6,964,678	5,905,290				6,885,976	6,993,138	8,469,209	5,329,795	5,657,687	6,736,372	8,236,925	9,486,891
Frontier Emerging Markets - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		100,000			97,566		113,982	104,333				108,080	97,817	128,864	98,509	98,913	124,634	139,894	145,878
Frontier Emerging Markets - Institutional Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		2,500,000			2,439,162		2,853,348	2,616,188				2,721,040	2,469,159	3,263,801	2,498,612	2,522,741	3,182,003	3,582,111	3,737,696
Frontier Emerging Markets - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Accumulated Value		10,000			9,700		11,290	10,302				10,637	9,605	12,596	9,592	9,610	12,054	13,499	14,051
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index
Accumulated Value		10,000			10,205		12,572	12,507				14,082	14,770	20,277	16,230	17,934	23,816	29,208	31,471
MSCI All Country World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World ex US Index
Accumulated Value		100,000			100,223		123,915	113,700				126,513	123,208	159,754	120,253	134,766	167,561	209,332	234,687
MSCI World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex US Index
Accumulated Value	100,000		105,942			119,248			182,501	147,673	202,070
MSCI ACWI ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex US Index
Accumulated Value		100,000			100,223		123,915	113,700				126,513	123,208	159,754	120,253	134,766	167,561	209,332	234,687
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		500,000			546,328		690,842	604,373				676,031	731,807	855,927	590,360	654,125	819,706	1,048,529	1,207,137
MSCI Frontier Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Frontier Emerging Markets Index
Accumulated Value		100,000			102,141		119,191	106,758				117,113	103,192	127,669	94,715	99,808	124,243	161,908	186,801
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Accumulated Value	$ 100,000		$ 106,075			$ 121,351			$ 183,588	$ 149,220	$ 201,908
MSCI ACWI ex US Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex US Small Cap Index
Accumulated Value		$ 100,000			$ 104,218		$ 129,962	$ 117,316				$ 127,599	$ 127,694	$ 177,282	$ 128,079	$ 139,370	$ 172,443	$ 211,384	$ 237,476